Pro Forma Financial Statements (Details 3) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
BioKey's total shares of preferred stock outstanding as of December 31, 2018
BioKey [Member]
BioKey's total shares of preferred stock outstanding as of December 31, 2018		22,133,097
Exchange of each BioKey share of preferred stock outstanding as of December 31, 2018, for one share of ABVC common stock		1
ABVC common stock to be issued to BioKey as a result of the Merger		22,133,097
Par value $0.001 per share of ABVC		$ 22,133
Series A [Member] | BioKey [Member]
BioKey's total shares of preferred stock outstanding as of December 31, 2018		7,000,000
Series B [Member] | BioKey [Member]
BioKey's total shares of preferred stock outstanding as of December 31, 2018		1,160,000
Series C [Member] | BioKey [Member]
BioKey's total shares of preferred stock outstanding as of December 31, 2018		13,973,097